Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2024	2023	2022	Notes

	(Euro, in thousands)
Financial assets held at fair value through other comprehensive income
Equity instruments	€52,941	€—	€—	16

Financial assets held at fair value through profit or loss
Equity instruments	—	13,575	—	16
Contingent consideration receivable	47,207	—	—	5
Financial investments	1,484,599	1,316,805	1,292,514	21
Financial assets at amortized cost
Financial investments	1,768,917	2,200,893	2,293,431	21
Escrow account	41,163	—	—	5
Cash and cash equivalents	64,239	166,803	508,117	22
Restricted cash (current and non-current)	1,985	5,533	4,569	17
Other non-current assets	1,266	318	1,209	17
Trade receivables	32,471	17,494	28,194	20
Total financial assets	€3,494,788	€3,721,421	€4,128,033

Financial liabilities held at fair value through profit or loss
Current financial instruments	€5	€—	€19	26
Current contingent consideration related to milestones CellPoint	—	—	8,485	26
Non-current contingent consideration related to milestones CellPoint	20,576	20,972	13,582	26
Financial liabilities at amortized cost
Trade liabilities	64,230	87,966	68,928	26
Lease liabilities	11,722	9,596	21,901	25
Current deferred consideration payable CellPoint	—	—	6,222	26
Total financial liabilities	€96,533	€118,534	€119,137

Disclosure of aging balance of receivables

	December 31,
	2024	2023	2022

	(Euro, in thousands)
60 - 90 days	€552	€3	€424
90 - 120 days	24	3	208
more than 120 days	€19	€117	€473

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	December 31,
	2024	2023	2022

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(70,387)	€(78,013)	€(85,140)
Increase in Euros - GB Pounds	31	666	960
Increase in Euros - CH Francs	280	385	557